Preferred and Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Preferred and Common Stock [Abstract]
Temporary Equity [Table Text Block]

	Series D Preferred Stock
	Number of preferred shares	Amount
Balance at December 31, 2013	1,200	$12,000
Balance at December 31, 2014	1,200	$12,000

Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock	(800)	(8,000)
Redemption of Series D Preferred Stock	(400)	(4,000)

Balance at December 31, 2015	—	$—

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2013	—	$—

Balance at December 31, 2014	—	$—

Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock	800,000	8,000
Redemption of puttable common stock	(150,000)	(1,500)

Balance at December 31, 2015	650,000	$6,500